Non-financial assets and liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Disclosure Of Other Provisions [Line Items]
Current	$ 8,230	$ 6,399
Non-current	17,073	16,612
Total	25,303	23,011
Contingent consideration
Disclosure Of Other Provisions [Line Items]
Current	500	636
Non-current	17,036	16,563
Total	17,536	17,199
Employee benefits
Disclosure Of Other Provisions [Line Items]
Current	3,980	2,013
Non-current	37	49
Total	4,017	2,062
Provision for license agreements
Disclosure Of Other Provisions [Line Items]
Current	3,750	3,750
Non-current	0	0
Total	$ 3,750	$ 3,750